FINANCIAL INVESTORS TRUST

1290 Broadway, Suite 1100

Denver, Colorado 80203

September 28, 2009

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:                               Financial Investors Trust
Registration Statement on Form N-14
1933 Act File No. 333-161465
1940 Act File No. 811-8194

Ladies and Gentlemen:

Pursuant to Rule 461 of the Securities Act of 1933, as amended, the undersigned registrant, Financial Investors Trust, and the undersigned distributor, ALPS Distributors, Inc., each hereby requests that the effectiveness of the above-referenced registration statement be accelerated to September 29, 2009, at 4:00 p.m. (Eastern time), or as soon thereafter as practicable.

If you have any questions, please call JoEllen Legg at (303) 623-2577.

Very truly yours,

FINANCIAL INVESTORS TRUST

/s/ Edmund J. Burke
By:	Edmund J. Burke
Title:	President

ALPS DISTRIBUTORS, INC.

/s/ Thomas A. Carter
By:	Thomas A. Carter
Title:	President